Customer Trust Fund - Gross Unrealized Losses and Related Fair Value of Investment (Detail) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	$ (13,800)	$ (8,900)
Less than 12 months, Fair Value	718,500	1,080,400
12 months or more, Unrealized Losses	(18,900)	(4,400)
12 months or more, Fair Value	663,700	194,900
Total, Unrealized Losses	(32,700)	(13,300)
Total, Fair Value	1,382,200	1,275,300
U.S. Government and Agencies Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(8,000)	(3,600)
Less than 12 months, Fair Value	257,900	436,700
12 months or more, Unrealized Losses	(11,100)	(3,500)
12 months or more, Fair Value	268,700	113,500
Total, Unrealized Losses	(19,100)	(7,100)
Total, Fair Value	526,600	550,200
Canadian and Provincial Government Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(900)	(1,500)
Less than 12 months, Fair Value	86,900	133,400
12 months or more, Unrealized Losses	(1,800)
12 months or more, Fair Value	100,800
Total, Unrealized Losses	(2,700)	(1,500)
Total, Fair Value	187,700	133,400
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(3,700)	(2,000)
Less than 12 months, Fair Value	271,100	264,200
12 months or more, Unrealized Losses	(3,100)	(500)
12 months or more, Fair Value	145,900	41,400
Total, Unrealized Losses	(6,800)	(2,500)
Total, Fair Value	417,000	305,600
Asset-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(1,100)	(1,700)
Less than 12 months, Fair Value	97,400	239,600
12 months or more, Unrealized Losses	(2,500)	(100)
12 months or more, Fair Value	129,800	17,000
Total, Unrealized Losses	(3,600)	(1,800)
Total, Fair Value	227,200	256,600
Mortgage-backed Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(50)	(100)
Less than 12 months, Fair Value	1,200	4,100
12 months or more, Unrealized Losses	(300)	(200)
12 months or more, Fair Value	8,000	10,400
Total, Unrealized Losses	(300)	(300)
Total, Fair Value	9,200	14,500
Other Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Losses	(100)	(50)
Less than 12 months, Fair Value	4,000	2,400
12 months or more, Unrealized Losses	(100)	(100)
12 months or more, Fair Value	10,500	12,600
Total, Unrealized Losses	(200)	(100)
Total, Fair Value	$ 14,500	$ 15,000